Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2014
Fair Value Disclosures [Abstract]
Financial Assets and Financial Liabilities Measured at Fair Value on Recurring Basis

The following table presents our financial assets and financial liabilities that are measured at fair value on a recurring basis:

As of December 31, 2014 (in thousands)	Level 1 EUR	Level 2 EUR	Level 3 EUR	Total EUR

Assets measured at fair value
Derivative financial instruments [1]	-	153,803	-	153,803
Money market funds [2]	426,742	-	-	426,742
Short-term investments [3]	334,864	-	-	334,864

Total	761,606	153,803	-	915,409

Liabilities measured at fair value
Derivative financial instruments [1]	-	67,755	-	67,755

Assets and Liabilities for which fair values are disclosed
Long-term debt [4]	1,139,628	-	-	1,139,628

1	Derivative financial instruments consist of forward foreign exchange contracts and interest rate swaps. See Note 4.
2	Money market funds are part of our cash and cash equivalents.
3	Short-term investments consist of Dutch Treasury Certificates.
4	Long-term debt relates to Eurobonds, further details see Note 15.

As of December 31, 2013 (in thousands)	Level 1 EUR	Level 2 EUR	Level 3 EUR	Total EUR

Assets measured at fair value
Derivative financial instruments [1]	-	71,620	-	71,620
Money market funds [2]	535,000	-	-	535,000
Short-term investments [3]	304,884	375,000	-	679,884

Total	839,884	446,620	-	1,286,504

Liabilities measured at fair value
Derivative financial instruments [1]	-	11,652	-	11,652

Assets and Liabilities for which fair values are disclosed
Long-term debt [4]	1,028,238	-	-	1,028,238

1	Derivative financial instruments consist of forward foreign exchange contracts and interest rate swaps. See Note 4.
2	Money market funds are part of our cash and cash equivalents.
3	Short-term investments consist of Dutch Treasury Certificates and deposits with the Dutch government.
4	Long-term debt relates to Eurobonds, further details see Note 15.